MANDATORY COMMON EXCHANGE TRUST





Annual Report
December 31, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

MANDATORY COMMON EXCHANGE TRUST

Summary Information
--------------------------------------------------------------------------------

Each of the Trust Issued Mandatory Exchange Securities ("TIMES") issued by the Mandatory Common Exchange Trust represents the right to receive an annual distribution of $3.543, and will be exchanged on August 15, 2000 (the "Exchange Date") for between 0.8475 and 1.0 shares of common stock, $0.01 par value ("Common Stock"), of FIRSTPLUS Financial Group, Inc. (the "Company"), or an equivalent value in cash. The TIMES are designed to provide investors with a higher yield than the dividend yield paid on the Common Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the Common Stock above a threshold appreciation price. The TIMES are not subject to early redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through August 15, 2000, and a forward purchase contract with a shareholder of the Company (the "Seller"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of TIMES with a quarterly distribution of $0.886 per TIMES, payable quarterly on each February 15, May 15, August 15 and November 15, through August 15, 2000, and, on August 15, 2000, a number of shares of Common Stock per TIMES equal to the Exchange Rate (determined as described below) or the cash equivalent. If the Reference Market Price (as defined below) on the Exchange Date is less than $57.67 but equal to or greater than $48.875, the Exchange Rate is equal to a number (or fractional number) of shares of Common Stock per TIMES having a value (determined at the Reference Market Price) equal to $48.875; if the Reference Market Price on the Exchange Date is equal to or greater than $57.67, the Exchange Rate is 0.8475 shares of Common Stock per TIMES; and if the Reference market Price on the Exchange Date is less than $48.875, the Exchange Rate is 1.0 share of Common Stock per TIMES. The Exchange Rate is subject in each case to adjustment in certain events. The "Reference Market Price" means the average of the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported by NASDAQ for the 20 trading days immediately prior to, but not including, the Exchange Date. In lieu of delivery of the Common Stock, the Seller may elect to pay cash on the Exchange Date in an amount equal to the Reference Market Price times the number of shares of the Common Stock determined under the above formula. If the Seller elects this option, holders of TIMES will receive cash instead of shares of Common Stock on the Exchange Date. If shares of Common Stock are distributed on the Exchange Date, holders will receive cash in lieu of any fractional share to which their aggregate holdings of TIMES otherwise would entitle them.

                         MANDATORY COMMON EXCHANGE TRUST
                          FINANCIAL STATEMENTS FOR THE
                     FISCAL YEAR ENDED DECEMBER 31, 1998 AND
                          INDEPENDENT AUDITORS' REPORT

MANDATORY COMMON EXCHANGE TRUST

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           Page
                                                                           ----

INDEPENDENT AUDITORS' REPORT                                                 1

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED
   DECEMBER 31, 1998:

   Statement of Assets and Liabilities                                       2

   Schedule of Investments                                                   3

   Statement of Operations                                                   4

   Statements of Changes in Net Assets                                       5

   Notes to Financial Statements                                            6-8

   Financial Highlights                                                     9-10

DELOITTE &
  TOUCHE
----------            ----------------------------------------------------------
                      Deloitte & Touche LLP            Telephone: (212) 436-2000
                      Two World Trade Center           Facsimile: (212) 436-5000
                      New York, New York 10281-1414



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders,
Mandatory Common Exchange Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mandatory Common Exchange Trust (the "Trust") as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year ended December 31, 1998 and for the period September 17, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mandatory Common Exchange Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

December 27, 1999


---------------
Deloitte Touche
Tohmatsu
---------------


MANDATORY COMMON EXCHANGE TRUST

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
----------------------------------------------------------------------------------------------


ASSETS:
     Investments, at value (amortized cost $96,568,231)  (Notes 2, 4, and 8)       $16,025,467
     Cash                                                                                4,224
                                                                                   -----------

          Total assets                                                              16,029,691

LIABILITIES:
     Accounts payable and accrued expenses                                               1,148
                                                                                   -----------

NET ASSETS                                                                         $16,028,543

COMPOSITION OF NET ASSETS:
     Trust Issued Mandatory Exchange Securities ("TIMES"), no par value;
       2,207,046 shares issued and outstanding (Note 9)                            $95,619,204
     Unrealized depreciation of investments                                        (80,542,764)
     Undistributed net investment income                                               952,103
                                                                                   -----------

NET ASSETS                                                                         $16,028,543
                                                                                   ===========

NET ASSET VALUE PER TIMES                                                               $ 7.26
                                                                                   ===========


See notes to financial statements.


MANDATORY COMMON EXCHANGE TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------


                                                     Par        Maturity        Market         Amortized
Securities Description                              Value         Date           Value            Cost
----------------------                              -----         ----           -----            ----

UNITED STATES GOVERNMENT SECURITIES:

     United States Treasury Strips              $ 1,956,000     02/15/99     $ 1,945,536     $ 1,941,769
     United States Treasury Strips                1,956,000     05/15/99       1,923,491       1,913,994
     United States Treasury Strips                1,956,000     08/15/99       1,901,897       1,885,629
     United States Treasury Strips                1,956,000     11/15/99       1,881,124       1,857,144
     United States Treasury Strips                1,956,000     02/15/00       1,859,569       1,829,092
     United States Treasury Strips                1,956,000     05/15/00       1,838,151       1,802,455
     United States Treasury Strips                1,956,000     08/15/00       1,817,574       1,774,066
                                                -----------                  -----------     -----------

                                                $13,692,000                   13,167,342      13,004,149
                                                ===========

FORWARD PURCHASE CONTRACT:

     FIRSTPLUS Financial Group, Inc.
      common stock forward purchase agreement                   08/15/00       2,858,125      83,564,082
                                                                             -----------     -----------

TOTAL                                                                        $16,025,467     $96,568,231
                                                                             ===========     ===========


See notes to financial statements.


MANDATORY COMMON EXCHANGE TRUST

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                  $    963,569

EXPENSES (Note 7):
     Administrative fees                                               $ 37,735
     Insurance                                                           17,152
     Trustees fees (Note 5)                                              12,350
     Legal fees                                                          10,291
     Accounting fees                                                      8,233
     Other                                                                8,576
                                                                       --------

          Total fees and expenses                                        94,337

EXPENSE REIMBURSEMENT (Note 7)                                          (94,337)
                                                                       --------

          Total expenses - net                                                                -
                                                                                      ------------

NET INVESTMENT INCOME                                                                      963,569

NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                                   (68,741,409)
                                                                                      ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $(67,777,840)
                                                                                      ============





See notes to financial statements.

MANDATORY COMMON EXCHANGE TRUST

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND
FOR THE PERIOD SEPTEMBER 17, 1997 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------

                                                                                           September 17,
                                                                                               1997
                                                                                         (Commencement
                                                                                         of Operations)
                                                                      Year Ended                to
                                                                     December 31,           December 31,
                                                                        1998                   1997
                                                                        ----                   ----

OPERATIONS:
     Net investment income                                          $    963,569          $     337,286
     Net change in unrealized depreciation of investments            (68,741,409)           (11,801,355)
                                                                    ------------          -------------

          Net decrease in net assets from operations                 (67,777,840)           (11,464,069)
                                                                    ------------          -------------

DISTRIBUTIONS:
     Net investment income                                              (338,336)              (10,416)
     Return of capital                                                (7,483,435)           (1,227,737)
                                                                    ------------          ------------

     Net decrease in net assets from distributions                    (7,821,771)           (1,238,153)
                                                                    ------------          ------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9):
     Gross proceeds from the sale of 2,205,000 TIMES                        -              107,769,375
     Less:  Selling commissions                                             -               (3,233,081)
     Less:  Offering costs                                                  -                 (305,918)
                                                                    ------------          ------------

Net increase in net assets from capital share transactions                  -              104,230,376
                                                                    ------------          ------------

TOTAL (DECREASE) INCREASE IN NET ASSETS FOR
  THE PERIOD                                                         (75,599,611)           91,528,154

NET ASSETS, BEGINNING OF PERIOD                                       91,628,154               100,000
                                                                    ------------          ------------

NET ASSETS, END OF PERIOD                                           $ 16,028,543          $ 91,628,154
                                                                    ============          ============


See notes to financial statements.

MANDATORY COMMON EXCHANGE TRUST

NOTES TO FINANCIAL STATEMENTS
FISCAL YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------


1.   ORGANIZATION

     Mandatory Common Exchange Trust (the "Trust") was established on October 4, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1997, the Trust sold Trust Issued Mandatory Exchange Securities ("TIMES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities, and a forward purchase contract for shares of common stock of FIRSTPLUS Financial Group, Inc. ("FIRSTPLUS") with an existing shareholder of FIRSTPLUS (the "Seller"). The shares are deliverable pursuant to the contract on August 15, 2000 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and the Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with the generally accepted accounting principles.

     VALUATION OF INVESTMENTS - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

     INVESTMENT TRANSACTIONS - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     TIMES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $3.543 per annum or $0.88575 per quarter (except for the first distribution on November 15, 1997 which was $0.561).

4.   PURCHASES AND SALES OF INVESTMENTS

     Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 1997 totaled $20,766,294 and $1,239,000, respectively. Maturities for the year ended December 31, 1998 totaled $7,824,000. There were no sales of such investments during the periods ended December 31, 1997 and 1998. Purchase of the forward purchase contract during the period ended December 31, 1997 totaled $83,564,082.

5.   TRUSTEES FEES

     Each of the three Trustees were paid a one-time, up-front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up-front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of December 31, 1998, the Trust had expensed $15,936 of such fees.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1998, net unrealized depreciation of investments aggregated $80,542,764, which consists of gross unrealized appreciation of $163,193 and gross unrealized depreciation of $80,705,957. The amortized cost of investment securities for Federal income tax purposes was $96,568,231 at December 31, 1998.

7.   EXPENSES

     The estimated expenses to be incurred by the Trust in connection with the offering of the TIMES and its ongoing operations are $605,918. Of this amount, $330,918 represents offering expenses ($305,918) and organizational expenses ($25,000) incurred by the Trust. All of these expenses are being paid directly by the Seller and the Sponsors of the Trust. The remaining amount of $275,000 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Sponsors of the Trust. Expenses incurred in excess of this amount will be paid by the Seller.

     Cash received by the Administrator from the sponsor of the Trust of $275,000 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1998, $109,720 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8.   FORWARD PURCHASE CONTRACT

     On September 17, 1997, the Trust entered into a forward purchase contract with an existing shareholder of FIRSTPLUS (the "Seller") and paid to the Seller $83,564,082 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of shares of common stock on August 15, 2000 (the "Exchange Date") so as to permit the holders of the TIMES to exchange, on the Exchange Date, each of their TIMES for between 0.8475 and 1.00 shares of common stock (see the Trust's original prospectus dated September 12, 1997 for the formula upon which such exchange will be determined).

     The forward purchase contract held by the Trust at December 31, 1998 is as follows:

                                           Exchange         Cost of          Contract          Unrealized
                                             Date          Contract            Value          Depreciation
                                             ----          --------            -----          ------------
     FIRSTPLUS Financial Group, Inc.
     common stock forward
     purchase agreement                    8/15/00       $ 83,564,082       $ 2,858,125      $(80,705,957)
                                                         ============       ===========      ============

     The Seller's obligation under the forward purchase contract is collateralized by shares of FIRSTPLUS common stock and U.S. Government Obligations, with an aggregate value at December 31, 1998 of $13,349,853, which are being held in custody of the Trust's Custodian, The Bank of New York.

9.   CAPITAL SHARE TRANSACTIONS

     On September 10, 1997, two TIMES were sold to the underwriters of the TIMES for $100,000 ($50,000 per TIMES). As a result of a stock split effected immediately prior to the public offering of the TIMES, these two TIMES were converted into 2,046 TIMES. During the offering period, the Trust sold 2,205,000 TIMES to the public and received net proceeds of $104,230,376 ($107,769,375 less sales commission of $3,233,081 and offering costs of $305,918). As of December 31, 1998, there were 2,207,046 TIMES issued and outstanding with an aggregate cost, net of sales commissions, offering cost, and return of capital, of $95,619,204.

10.  SUBSEQUENT EVENT

     In March 1999, FIRSTPLUS Financial Group, Inc. filed for bankruptcy protection under Chapter 11. Such event may impact the ability of the Seller to perform under the terms of the existing forward purchase contract.

                                     ******

MANDATORY COMMON EXCHANGE TRUST

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE
PERIOD SEPTEMBER 17, 1997 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1997
--------------------------------------------------------------------------------


The Trust's financial highlights are presented below. The per share operating performance date is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                                   September 17,
                                                                                                        1997
                                                                                  Year             (Commencement
                                                                                 Ended           of Operations) to
                                                                               December 31,         December 31,
                                                                                  1998                  1997
                                                                                  ----                  ----
PER SHARE OPERATING PERFORMANCE FOR A TIMES
  OUTSTANDING THROUGHOUT THE PERIOD:
     Investment income                                                         $     .44             $     .15
     Expenses - before reimbursement                                                 .00 +                 .00 +
     Expenses - net of reimbursement                                                 .00                   .00
                                                                               ---------              --------

     Investment income - net                                                         .44                   .15

     Adjustments to capital (sales commissions and offering costs)                    -                  (1.61)
     Distribution from income                                                       (.15)                 (.01)
     Return of capital                                                             (3.40)                 (.55)
     Unrealized loss on investments                                               (31.15)                (5.34)
                                                                               ---------              --------

     Net decrease in net asset value                                              (34.26)                (7.36)

BEGINNING NET ASSET VALUE                                                          41.52                 48.88
                                                                               ---------              --------

ENDING NET ASSET VALUE                                                         $    7.26              $  41.52
                                                                               =========              ========

ENDING MARKET VALUE                                                            $    7.25              $  40.50
                                                                               =========              ========

                                                                     (Continued)

MANDATORY COMMON EXCHANGE TRUST

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE
PERIOD SEPTEMBER 17, 1997 (COMMENCEMENTS OF OPERATIONS)
TO DECEMBER 31, 1997
--------------------------------------------------------------------------------


TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                                     (78.48)%              (16.10)%

RATIOS/SUPPLEMENTAL DATA:
     Ratio of expenses to average net assets:
          Before reimbursement                                                      0.15                  0.10 (1)
          After reimbursement                                                       0.00                  0.00 (1)

     Ratio of net investment income to average net assets:
          Before reimbursement                                                      1.33                  1.08 (1)
          After reimbursement                                                       1.48                  1.18 (1)

NET ASSETS, End of period (in thousands)                                         $16,029               $91,628
                                                                                 =======               =======


(1) Annualized

+ Amount is less than $.01 per share

                                                                     (Concluded)


                                     ******